Property, Plant and Equipment and Right of-Use Assets	12 Months Ended
Dec. 31, 2022
Disclosure of property, plant and equipment [text block] [Abstract]
Property, plant and equipment and right of-use assets

NOTE 12: Property, plant and equipment and right of-use assets

Property, plant and equipment

Thousands of $	Laboratory equipment	Furniture	IT equipment	Leasehold improvements	TOTAL
Gross value
At January 1, 2021	5,359	434	504	666	6,963
Additions	255	131	158	675	1,219
Disposals			(2)		(2)
Exchange rate difference arising	(329)	4	13		(312)
Gross value at December 31, 2021	5,285	569	673	1,341	7,868

Accumulated depreciation At January 1, 2021	(4,874)	(244)	(343)	(529)	(5,990)
Additions	(277)	(64)	(103)	(77)	(521)
Disposals			2		2
Exchange rate difference arising	334	(7)	(15)		312
Accumulated depreciation at December 31, 2021	(4,817)	(315)	(459)	(606)	(6,197)
Net value at December 31, 2021	468	254	214	735	1,671

Gross value
At January 1, 2022	5,285	569	673	1,341	7,868
Additions	1,695	104	277	713	2,789
Disposals			(258)		(258)
Exchange rate difference arising	88	(4)	(5)	4	83
Gross value at December 31, 2022	7,068	669	687	2,058	10,482

Accumulated depreciation At January 1, 2022	(4,817)	(315)	(459)	(606)	(6,197)
Additions	(276)	(72)	(159)	(166)	(673)
Disposals			258		258
Exchange rate difference arising	(91)	7	3	2	(79)
Accumulated depreciation at December 31, 2022	(5,184)	(380)	(357)	(770)	(6,691)
Net value at December 31, 2022	1,884	289	330	1,288	3,791

During 2022, the Company acquired $1.7 million of laboratory equipment and $713,000 of leasehold improvements. In 2021, the company also acquired $255,000 of laboratory equipment and $675,000 of leasehold improvements. The primary purpose of these acquisitions was to add testing capacity for its new GPS and Resolve assays.

Right of-use assets

Thousands of $	buildings	vehicles	materials	TOTAL
Gross value
Balance at January 1, 2021	3,612	218	897	4,727
Additions	1,518			1,518
Disposals
Gross value at December 31, 2021	5,130	218	897	6,245

Accumulated depreciation
Balance at January 1, 2021	(1,177)	(87)	(729)	(1,993)
Additions	(752)	(42)	(111)	(905)
Accumulated amortization on December 31, 2021	(1,929)	(129)	(840)	(2,898)
Net value at December 31, 2021	3,201	89	57	3,347

Gross value
Balance at January 1, 2022	5,130	218	897	6,245
Additions	1,435	58	334	1,827
Exchange rate differences			(1)	(1)
Gross value on December 31, 2022	6,565	276	1,230	8,071

Accumulated depreciation
Balance at January 1, 2022	(1,929)	(129)	(840)	(2,898)
Additions	(945)	(51)	(71)	(1,067)
Exchange rate differences			(3)	(3)
Accumulated amortization on December 31, 2022	(2,874)	(180)	(914)	(3,968)
Net value at December 31, 2022	3,691	96	316	4,103

In December 2019, the Company entered into a lease agreement (the “Alton lease”) for approximately 11,000 square feet of office space in Irvine, California. In April 2020, the company amended the Alton Lease to add approx. 8,000 additional square feet of adjacent office space. The term of both the Alton lease and the first amendment is for a period of 6 years, and both commenced in September 2020. In March 2021, the Company amended the Alton lease for a second time, in order to renew for an additional 5 years its existing 13,000 square foot laboratory space which was previously part of a separate lease. The commencement date for the second Alton lease amendment was October 2021. Under the terms of the Alton Lease Agreement, the Company has an option to extend the Alton Lease for a period of 5 years. In October of 2021, the company entered into a 35-month lease agreement for 6,000 additional office space adjacent to the laboratory. In June 2022, the company entered into a 36-month lease agreement (the “Plano lease”) for approximately 3,000 square feet of lab space in Plano, Texas with an effective date of June 2022. The Plano lease was amended in November 2022 to add approximately 1,500 square feet of office space. Under the terms of the Plano lease, the lease will automatically renew for successive 12-month periods after the end of the original term of the agreement. Under the terms of the lease agreements mentioned, the rental payments escalate through the term of each agreement and the Company is subject to additional charges for common area maintenance and other costs.

In October 2022, the company renewed its lease agreement for a term of 60 months for its facilities in Nijmegen, The Netherlands.

The new lease agreements from 2022 represent an additional right of use assets of a total value of $1.8 million.

The following amounts related to leases are recognized in the statement of profit or loss:

Thousands of $	2022	2021	2020
Depreciation expense	1,067	905	771
Interest expense on lease liabilities	314	229	93